Identification and business activity (Tables)	12 Months Ended
Dec. 31, 2022
Identification and business activity
Disclosure of Detailed Information on Effect of Mineral Stock Write-off on Cost of Sales [Table Text Block]

2022
US$(000)

Cost of sales of goods, excluding depreciation and amortization	10,957
Depreciation and amortization	5,025
Exploration in operating units	420
Cost of sales	16,402

Schedule of significant investments in subsidiaries

	Country of
	incorporation	Ownership as of December 31,
	and business	2022		2021
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (*)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (**)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (**)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (***)	Peru	33.00	67.00	20.00	40.00
Minera La Zanja S.R.L. (****)	Peru	100.00	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)         As of December 31, 2022 and 2021, includes three operating mining units in Peru (Orcopampa, Julcani and Tambomayo), one temporarily suspended operation (Uchucchacua), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel).

(**)       As of December 31, 2022 and 2021, the participation of the Company in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), the Group’s subsidiary (100 % as of December 31, 2022 and 2021), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24% as of December 31, 2022 and 2021.

(***)    Until March 30, 2022, Buevaventura held a direct and indirect holding of 60% and the remaining 40% was held by Newmont Corporation (hereinafter “Newmont”). On April 1, 2022, the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) spun-off 40% of its equity in favor of Newmont Perú Royalty S.R.L. corresponding to Newmont’s percentage interest in Chaupiloma in favor of Buenaventura. As a result, the direct and indirect participation of Buenaventura in said subsidiary increased from 60% to 100%. This transaction was accounted for as an owner-to-owner transaction. Additionally, the subsidiary transferred all its mining concessions to Minera Yanacocha S.R.L (hereinafter “Yanacocha”), receiving as consideration an amount similar to a percentage of the production sold by Yanacocha, as well as the production of future concessions.

(****)    On February 7, 2022, Buenaventura entered into definitive agreements with Newmont to sell all of the shares it owned in Yanacocha. As part of this transaction Newmont transferred in favor of Buenaventura its shares representing 46.94% of the equity of La Zanja, receiving as consideration an amount calculated on the future production of said mining unit. On the other hand, Newmont paid US$45,000,000 to Buenaventura in order to cover part of the future costs of the La Zanja closure plan, which are presented in the caption “Other reserves” in the consolidated statement of changes in equity for US$31,628,000 (US$45,000,000 net of tax income). This transaction was accounted for as an owner-to-owner transaction. Additionally, the non-controlling interest gain amounting to US$18,240,000 was reclassified under the “Retained earnings” caption in the consolidated statement of changes in equity.

Schedule of net cash flows used by the mining units with discontinued operations	No net cash flows were generated by the mining units maintained with discontinued operations during 2022, 2021 and 2020.
Schedule of results of the discontinued operations mining units

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Sales	—	—	(1)
Cost of sales	—	—	—
Gross loss	—	—	(1)

Operating income (expenses), net
Gain for sale of Yanacocha investment	300,000	—	—
Reversal of liability classified as held for sale of Yanacocha	265,590	—	—
Reversal of unrealized result of Yanacocha	356	—	—
Administrative expenses	(683)	(335)	(1,117)
Changes in provision for closure of mining units, note 15(b)	(660)	(3,021)	(58)
Reversal (provision) of contingencies	(113)	(2,136)	13
Depreciation and amortization, note 11(h)	(9)	(14)	(2,126)
Discontinued operation of Yanacocha, note 10(d)	—	(422,394)	(72,219)
Changes in environmental liabilities provision	—	(1,014)	—
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	—	—	7,976
Reversal of provision for closure of mining unit (sale of Mallay mining unit), note 15(b)	—	—	5,093
Income from the sale of supplies from the Mallay unit, note 8(b)	—	—	1,220
Return of provision for loss of value of inventories for sale of the Mallay unit, note 8(b)	—	—	843
Cost of sale of property, plant and equipment	—	—	(3,099)
Cost of sale of supplies (sale of Mallay mining unit)	—	—	(1,711)
Provision for loss of value of inventories, note 8(b)	—	—	(1,220)
Others, net	288	(79)	(240)

Total operating income (expenses), net	564,769	(428,993)	(66,645)

Operating profit (loss)	564,769	(428,993)	(66,646)
Finance costs, note 15(b)	(59)	(25)	(176)
Net gain (loss) from currency exchange difference	(2)	—	12
Profit (loss) before income tax	564,708	(429,018)	(66,810)
Current income tax	(44,747)	—	—
Deferred income tax	(41,414)	41,414	—
	(86,161)	41,414	—
Profit (loss) from discontinued operations	478,547	(387,604)	(66,810)

Summary of unabsorbed cost due to production stoppage

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Services provided by third parties	7,608	19,214	8,373
Direct labor	6,505	3,418	11,075
Electricity and water	2,510	22	250
Mining easement	1,285	160	107
Short-term and low-value lease	1,180	668	1,394
Consumption of materials and supplies	1,155	781	2,817
Insurances	867	456	1,736
Maintenance and repair	330	275	498
Transport	301	87	291
Rights	214	—	100
Other	1,103	428	1,117

	23,058	25,509	27,758